Capital Stock and Share Based Compensation Plans - Narrative (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2019 $ / shares shares	Nov. 30, 2016 USD ($)	Sep. 30, 2018 USD ($) shares	Dec. 31, 2019 USD ($) director common_share $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	[1]	Feb. 28, 2020 USD ($)
Class of Stock [Line Items]
Classes of common shares | common_share				2
Accelerated share repurchase program, agreement to repurchase		$ 25,000,000
Accelerated share repurchases, payment			$ (25,000,000)
Shares repurchased and retired during period | shares	147,164		1,300,000
Percent of total shares repurchased under ASR			80.00%
Treasury stock acquired, weighted average cost per share (in usd per share) | $ / shares	$ 16.70
Stock repurchased during period, value				$ 584,000	$ 32,323,000	$ 17,885,000
Number of shares available for future stock compensation grants | shares				5,100,000
Minimum
Class of Stock [Line Items]
Minimum number of directors up for election to entitle shareholders to vote				0.3333
Maximum
Class of Stock [Line Items]
Minimum number of directors up for election to entitle shareholders to vote | director				3
Common stock, Class A
Class of Stock [Line Items]
Stock repurchase program, authorized amount		$ 100,000,000
Stock repurchased during period, value				$ 600,000	$ 7,300,000
Outstanding amount authorized				$ 49,700,000
Common stock, Class A | Minimum
Class of Stock [Line Items]
Price paid per share for stock repurchased during the period | $ / shares				$ 15.54	$ 13.29
Common stock, Class A | Maximum
Class of Stock [Line Items]
Price paid per share for stock repurchased during the period | $ / shares				$ 18.72	$ 17.86
Stock Options | Common stock, Class A | Maximum
Class of Stock [Line Items]
Purchase price of stock options granted, percent of fair market value				100.00%
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Total unrecognized compensation cost related to restricted stock, RSUs and performance shares				$ 13,400,000
Weighted-average period of recognition, years				1 year 6 months
Restricted Stock Units (RSUs) | Minimum
Class of Stock [Line Items]
Vesting period of stock options				3 years
Restricted Stock Units (RSUs) | Maximum
Class of Stock [Line Items]
Vesting period of stock options				4 years
Subsequent Event | Common stock, Class A
Class of Stock [Line Items]
Stock repurchase program, authorized amount								$ 100,000,000

[1]	* Net of tax payments related to shares withheld for vested stock and RSUs of $3,831 in 2019, $3,796 in 2018 and $4,576 in 2017.